Produced Content, Net - Components of Produced Content, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Film Costs [Abstract]
Released, less amortization	¥ 553,459	$ 80,497	¥ 124,990
In production	3,003,091	436,782	1,310,349
In development	179,513	26,109	128,940
Produced content, net	¥ 3,736,063	$ 543,388	¥ 1,564,279